Stockholders' Equity - Backstop Agreement (Details) - Backstop Agreement - Juggernaut	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) D $ / shares	Dec. 31, 2020 USD ($) D $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Commitment Cap for working capital shortfall amount	$ 6,000,000	$ 6,000,000
Number of consecutive trading days for stock price trigger | D	10	10
Reduction in post-closing commitments (as a percent)	50.00%	50.00%
Post-closing commitments	$ 0	$ 0
Working Capital Shortfall Amount	$ 2,600,000	$ 2,600,000
Stock price equals or exceeds $2.175
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 2.175	$ 2.175
Stock price equals or exceeds $2.5375
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock price trigger | $ / shares	$ 2.5375	$ 2.5375